MaxiFlex

Issued by
CONSECO VARIABLE INSURANCE COMPANY

                                                                     [LOGO] (TM)
                                                                     CONSECO (R)

MaxiFlex

Fixed and Variable Annuity

                                                                     May 1, 1999
                                                                      Prospectus

                                              Conseco Variable Insurance Company
                                                      Variable Annuity Account C

                                       This cover is not part of the prospectus.

                                                               [GRAPHIC OMITTED]
                                                                         CONSECO
================================================================================

                       Conseco Variable Annuity Account C
          (formerly, Great American Reserve Variable Annuity Account C)
                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS
                                   offered by
                       CONSECO VARIABLE INSURANCE COMPANY
              (formerly, Great American Reserve Insurance Company)
                             Administrative Office:
        11815 N. Pennsylvania Street o Carmel, IN 46032 o (317) 817-3700

      This prospectus describes the individual variable deferred annuity contracts ("Contracts") issued by Conseco Variable Insurance Company ("Conseco Variable"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. The Contracts are designed for use in retirement planning.

      You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Conseco Variable Fixed Account.

Conseco Series Trust
      o     Balanced Portfolio (formerly, Asset Allocation Portfolio)
      o     Equity Portfolio (formerly, Common Stock Portfolio)
      o     Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      o     Government Securities Portfolio
      o     Money Market Portfolio

The Alger American Fund
      o     Alger American Growth Portfolio
      o     Alger American Leveraged AllCap Portfolio
      o     Alger American MidCap Growth Portfolio
      o     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.
      o     VP Income & Growth
      o     VP International
      o     VP Value

Berger Institutional Products Trust
      o     Berger IPT--100 Fund
      o     Berger IPT--Growth and Income Fund
      o     Berger IPT--Small Company Growth Fund
      o     Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund
      o     Disciplined Stock Portfolio
      o     International Value Portfolio

Federated Insurance Series
      o     Federated High Income Bond Fund II
      o     Federated International Equity Fund II
      o     Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.
      o     INVESCO VIF--High Yield Fund
      o INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio)

--------------------------------------------------------------------------------
      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     May 1, 1999

================================================================================

Janus Aspen Series
      o     Aggressive Growth Portfolio
      o     Growth Portfolio
      o     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.
      o     Lazard Retirement Equity Portfolio
      o     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.
      o     Growth and Income Portfolio

Mitchell Hutchins Series Trust
      o     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust
      o     Limited Maturity Bond Portfolio
      o     Partners Portfolio

Strong Opportunity Fund II, Inc.
      o     Opportunity Fund II

Strong Variable Insurance Funds, Inc.
      o     Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust
      o     Worldwide Bond Fund
      o     Worldwide Emerging Markets Fund
      o     Worldwide Hard Assets Fund
      o     Worldwide Real Estate Fund

      Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual fixed and variable annuity contracts issued by Conseco Variable.

      To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given above.

The Contracts:
      o     are not bank deposits
      o     are not federally insured
      o     are not endorsed by any bank or government agency
      o     are not guaranteed and may be subject to loss of principal

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Table of Contents

                                                                            Page

Definitions.................................................................   5

Summary.....................................................................   5

Fee Table...................................................................   8

Conseco Variable, The Variable Account and Investment Options...............  18
  Conseco Variable..........................................................  18
  The Variable Account......................................................  18
  Investment Options........................................................  19
    Voting Rights...........................................................  21
    Fixed Account...........................................................  21

The Contracts...............................................................  21
  Accumulation Provisions...................................................  22
  Purchase Payments.........................................................  22
  Allocation of Purchase Payments...........................................  22
  Accumulation Units........................................................  22
    Accumulation Unit Values................................................  22
  Transfers.................................................................  22
  Dollar Cost Averaging.....................................................  23
  Rebalancing...............................................................  23
  Sweeps....................................................................  23
  Withdrawals...............................................................  23
  Suspension of Payments....................................................  24
  Restrictions Under Optional Retirement Programs...........................  24
  Restrictions Under Section 403(b) Plans...................................  24
  Systematic Withdrawal Plan................................................  24
  Loans.....................................................................  25

Charges and Deductions......................................................  25
  Withdrawal Charge.........................................................  25
  Administrative Charge.....................................................  26
  Mortality and Expense Risk Charge.........................................  26
  Premium Taxes.............................................................  27
  Fund Expenses.............................................................  27
  Other Charges.............................................................  27

Death Benefits..............................................................  27

The Annuity Period - Settlement Provisions..................................  28
  Electing the Annuity Period and Form of Annuity...........................  28
  Annuity Options...........................................................  28
  Transfers During the Annuity Period.......................................  29
  Death Benefit Amount During the Annuity Period............................  30

================================================================================

                                                                            Page

Other Contract Provisions...................................................  30
  Ten-Day Right to Review...................................................  30
  Ownership.................................................................  30

Federal Tax Status..........................................................  30
  Annuity Contracts in General..............................................  30
  Qualified and Non-Qualified Contracts.....................................  30
  Withdrawals--Non-Qualified Contracts......................................  31
  Withdrawals--Qualified Contracts..........................................  31
  Withdrawals--Tax-Sheltered Annuities......................................  31
  Diversification...........................................................  31
  Investor Control..........................................................  31

General Matters.............................................................  32
  Performance Information...................................................  32
  Year 2000.................................................................  32
  Distribution of Contracts.................................................  33
  Legal Proceedings.........................................................  33

Table of Contents of the SAI................................................  34

Appendix....................................................................  35

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Definitions

      ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

      ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

      ANNUITANT: The named individual upon whose life Annuity Payments are based. The Annuitant receives the Annuity Payments.

      ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

      ANNUITY PERIOD: The period during which we make Annuity Payments.

      CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

      CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

      CODE: Internal Revenue Code of 1986, as amended.

      FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

      FUND: The underlying mutual funds (or portfolio of a mutual fund) which the sub-accounts of the Variable Account invest in.

      INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option during the Accumulation Period.

      INVESTMENT OPTIONS: The investment choices available to Contract Owners.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENTS: The premium payments made to Conseco Variable under the terms of the Contract.

      VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

      VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

Summary

      THE CONTRACTS: The Contracts described in this prospectus are tax deferred individual flexible Purchase Payment and single Purchase Payment variable annuity Contracts. Each Contract also offers you a Fixed Account option. Together they are referred to as the "Contract" or "Contracts", except where noted otherwise. The single Purchase Payment Contract is no longer offered for sale.

      The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts. The Contracts may be available in several states only through certain group retirement plans in those states.

      RETIREMENT PLANS: The Contracts may be issued pursuant to plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Federal Tax Status.")

      PURCHASE PAYMENTS: Certain Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period. Other Contracts are single Purchase Payment Contracts, which means that after you make your initial Purchase Payment, you cannot add to your Contract.
      o The minimum Purchase Payment for the single Purchase Payment Contract is $10,000.
      o The minimum initial Purchase Payment for the flexible Purchase Payment Contract is $10 and for each subsequent Purchase Payment is $10 per month.
      o If your Purchase Payment is more than $500,000, it requires our prior approval.

      INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the following Variable Account Investment
Options:

Conseco Series Trust
      o     Balanced Portfolio (formerly, Asset Allocation Portfolio)

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================================================================================

      o     Equity Portfolio (formerly, Common Stock Portfolio)
      o     Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      o     Government Securities Portfolio
      o     Money Market Portfolio

The Alger American Fund
      o     Alger American Growth Portfolio
      o     Alger American Leveraged AllCap Portfolio
      o     Alger American MidCap Growth Portfolio
      o     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.
      o     VP Income & Growth
      o     VP International
      o     VP Value

Berger Institutional Products Trust
      o     Berger IPT--100 Fund
      o     Berger IPT--Growth and Income Fund
      o     Berger IPT--Small Company Growth Fund
      o     Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund
      o     Disciplined Stock Portfolio
      o     International Value Portfolio

Federated Insurance Series
      o     Federated High Income Bond Fund II
      o     Federated International Equity Fund II
      o     Federated Utility Fund II

Invesco Variable Investment Funds, Inc.
      o     INVESCO VIF--High Yield Fund
      o INVESCO VIF--Equity Income Fund (formerly, INVESCO-VIF Industrial Income Portfolio)

Janus Aspen Series
      o     Aggressive Growth Portfolio
      o     Growth Portfolio
      o     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.
      o     Lazard Retirement Equity Portfolio
      o     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.
      o     Growth and Income Portfolio

Mitchell Hutchins Series Trust
      o     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust
      o     Limited Maturity Bond Portfolio
      o     Partners Portfolio

Strong Opportunity Fund II, Inc.
      o     Opportunity Fund II

Strong Variable Insurance Funds, Inc.
      o     Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust
      o     Worldwide Bond Fund
      o     Worldwide Emerging Markets Fund
      o     Worldwide Hard Assets Fund
      o     Worldwide Real Estate Fund

      The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

      TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

      WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an administrative fee (annual contract fee) when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

      LOANS: Under certain circumstances, you may make loans from your Contract.

      DEATH BENEFIT: Generally, if the Owner, a Co-Owner, a joint Owner or the Annuitant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

      ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

      TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment.

      TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:

      (i) when you attain age 59 1/2

      (ii) when you separate from service;

      (iii) when you die;

      (iv) when you become disabled;

      (v) in the case of hardship; or

      (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Owner and does not include any investment results.

      Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies during the Accumulation Period, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions to the penalty applies.

      Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:
      o Each year Conseco Variable deducts an Annual Contract Fee from your Contract. The amount of the fee is equal to $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.
      o Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.
      o If you take money out of the Contract, Conseco Variable may assess a deferred sales load which varies depending on whether you own a flexible Purchase Payment or single Purchase Payment Contract and how long your Contract has been outstanding. The charge ranges from 8% (7% for single Purchase Payment Contracts) in the first year to 0% after 8 years (5 years for single Purchase Payment Contracts).
      o You may be assessed a premium tax charge which generally ranges from 0% - 3.5%, depending on the state.
      o As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

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
CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE                 FLEXIBLE PURCHASE   SINGLE PURCHASE
                                                              PAYMENT CONTRACT   PAYMENT CONTRACT
=================================================================================================
CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases................................      None              None

Deferred Sales Load (as a percentage of amount redeemed)(2)

                       Contract Year                                         Charge
                       -------------                                         -------
                            1..................................     8.00%             7.00%
                            2..................................     7.00%             6.00%
                            3..................................     6.00%             5.00%
                            4..................................     5.00%             4.00%
                            5..................................     4.00%             3.00%
                            6..................................     3.00%             0.00%
                            7..................................     2.00%             0.00%
                            8..................................     1.00%             0.00%
                            Thereafter.........................     0.00%             0.00%

Surrender Fees.................................................      None              None
Exchange Fee...................................................      None              None

ANNUAL CONTRACT FEE............................................       $20               $25

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of average account value)

    Mortality and Expense Risk Fees............................     1.00%             1.00%
    Other Expenses.............................................      None              None
                                                                   ------            ------
Total Annual Expenses of the Variable Account(3)...............     1.00%             1.00%
=================================================================================================

(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Contract Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.
(2) You can make a withdrawal once in any calendar year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a deferred sales load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see "Withdrawal Charges").
(3) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Charges and Deductions - Expense Guarantee Agreement").

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                  TOTAL ANNUAL
                                                                               OTHER EXPENSES       PORTFOLIO
                                                                               (AFTER EXPENSE       EXPENSES
                                                                                REIMBURSEMENT   (AFTER EXPENSE
                                                          MANAGEMENT    12b-1    FOR CERTAIN   REIMBURSEMENT FOR
                                                             FEES       FEES     PORTFOLIOS)  CERTAIN PORTFOLIOS)
-----------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST (1)
Balanced Portfolio (2)..................................     0.75%        --        0.00%            0.75%
Equity Portfolio (2)....................................     0.80%        --        0.00%            0.80%
Fixed Income Portfolio..................................     0.70%        --        0.00%            0.70%
Government Securities Portfolio.........................     0.70%        --        0.00%            0.70%
Money Market Portfolio (2)..............................     0.45%        --        0.00%            0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.........................     0.75%        --        0.04%            0.79%
Alger American Leveraged AllCap Portfolio (3)...........     0.85%        --        0.11%            0.96%
Alger American MidCap Growth Portfolio..................     0.80%        --        0.04%            0.84%
Alger American Small Capitalization Portfolio...........     0.85%        --        0.04%            0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth......................................     0.70%        --        0.00%            0.70%
VP International........................................     1.50%        --        0.00%            1.50%
VP Value................................................     1.00%        --        0.00%            1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4)................................     0.00%        --        1.00%            1.00%
Berger IPT--Growth and Income Fund (4)..................     0.00%        --        1.00%            1.00%
Berger IPT--Small Company Growth Fund (4)...............     0.00%        --        1.15%            1.15%
Berger/BIAM IPT--International Fund (4).................     0.00%        --        1.20%            1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.......     0.75%        --        0.05%            0.80%

DREYFUS STOCK INDEX FUND................................     0.25%        --        0.01%            0.26%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio.............................     0.75%        --        0.13%            0.88%
International Value Portfolio...........................     1.00%        --        0.29%            1.29%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II......................     0.60%        --        0.18%            0.78%
Federated International Equity Fund II (5)..............     0.53%        --        0.72%            1.25%
Federated Utility Fund II (5)...........................     0.68%        --        0.25%            0.93%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (6).......................     0.60%        --        0.47%            1.07%
INVESCO VIF - Equity Income Fund (6)(7).................     0.75%        --        0.18%            0.93%

JANUS ASPEN SERIES
Aggressive Growth Portfolio.............................     0.72%        --        0.03%            0.75%
Growth Portfolio (8)....................................     0.65%        --        0.03%            0.68%
Worldwide Growth Portfolio (8)..........................     0.65%        --        0.07%            0.72%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (9)..................     0.75%     0.25%        0.25%            1.25%
Lazard Retirement Small Cap Portfolio (9)...............     0.75%     0.25%        0.25%            1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio.............................     0.50%        --        0.26%            0.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio.............................     0.70%        --        0.34%            1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio.........................     0.65%        --        0.11%            0.76%
Partners Portfolio......................................     0.78%        --        0.06%            0.84%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.....................................     1.00%        --        0.16%            1.16%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (11)......................     1.00%        --        0.20%            1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund.....................................     1.00%        --        0.15%            1.15%
Worldwide Emerging Markets Fund.........................     1.00%        --        0.50%            1.50%
Worldwide Hard Assets Fund..............................     1.00%        --        0.16%            1.16%
Worldwide Real Estate Fund..............................     0.89%        --        0.00%            0.89%

================================================================================

      (1) The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with the Trust, Conseco Capital Management, Inc., the adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the Equity Portfolio.

      (2) Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.

      (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

      (4) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.

      (5) In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.

      (6) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

      (7) Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

      (8) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.

      (9) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

      (10) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administra-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

tion fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

      (11) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.55%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

      (12) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. Absent this expense reimbursement, Other Expenses would have been 0.61% and Total Portfolio Expenses would have been 1.61%. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the Other Expenses would have been 0.20% and Total Portfolio Expenses would have been 1.20%. For the Worldwide Real Estate Fund the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the management fee would have been 1.00%, the Other Expenses would have been 4.32% and Total Portfolio Expenses would have been 5.32% for the Worldwide Real Estate Fund.

Examples:

      o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

      o The Contracts are designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

      o The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract.

      o Annual contract charges have been approximated as a .05% annual asset charge.

================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

      Example 1 - If you surrender the Contract at the end of the time periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................   $ 98       $116       $136       $208
Equity Portfolio.........................................     99        117        139        214
Fixed Income Portfolio...................................     98        114        133        203
Government Securities Portfolio..........................     98        114        133        203
Money Market Portfolio...................................     95        107        120        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................     98        117        130        212
Alger American Leveraged AllCap Portfolio................    100        122        147        230
Alger American MidCap Growth Portfolio...................     99        118        141        218
Alger American Small Capitalization Portfolio............     99        120        143        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................     98        114        133        203
VP International.........................................    106        138        174        285
VP Value.................................................    101        123        149        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................    101        123        149        234
Berger IPT--Growth and Income Fund.......................    101        123        149        234
Berger IPT--Small Company Growth Fund....................    102        128        156        250
Berger/BIAM IPT--International Fund......................    103        129        159        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........     99        117        139        214

DREYFUS STOCK INDEX FUND.................................     93        101        111        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................     99        120        143        222
International Value Portfolio............................    103        132        163        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................     98        117        137        211
Federated International Equity Fund II...................    103        131        161        260
Federated Utility Fund II................................    100        121        145        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund ...........................    101        125        152        242
INVESCO VIF - Equity Income Fund.........................    100        121        145        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................     98        116        136        208
Growth Portfolio.........................................     97        114        132        201
Worldwide Growth Portfolio...............................     98        115        134        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................    103        131        161        260
Lazard Retirement Small Cap Portfolio....................    103        131        161        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................     98        116        136        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................    101        125        151        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................     98        116        136        209
Partners Portfolio.......................................     99        118        141        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................    102        128        157        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................    103        129        159        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................    102        128        156        250
Worldwide Emerging Markets Fund..........................    106        138        174        285
Worldwide Hard Assets Fund...............................    102        128        157        251
Worldwide Real Estate Fund...............................     99        120        143        223

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

FLEXIBLE PREMIUM PAYMENT CONTRACT - Continued

      Example 2 - If you elect to annuitize your Contract:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................   $ 98       $116       $ 96       $208
Equity Portfolio.........................................     99        117         99        214
Fixed Income Portfolio...................................     98        114         93        203
Government Securities Portfolio..........................     98        114         93        203
Money Market Portfolio...................................     95        107         80        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................     98        117         98        212
Alger American Leveraged AllCap Portfolio................    100        122        107        230
Alger American MidCap Growth Portfolio...................     99        118        101        218
Alger American Small Capitalization Portfolio............     99        120        103        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................     98        114         93        203
VP International.........................................    106        138        134        285
VP Value.................................................    101        123        109        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................    101        123        109        234
Berger IPT--Growth and Income Fund.......................    101        123        109        234
Berger IPT--Small Company Growth Fund....................    102        128        116        250
Berger/BIAM IPT--International Fund......................    103        129        119        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........     99        117         99        214

DREYFUS STOCK INDEX FUND.................................     93        101         71        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................     99        120        103        222
International Value Portfolio............................    103        132        123        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................     98        117         97        211
Federated International Equity Fund II...................    103        131        121        260
Federated Utility Fund II................................    100        121        105        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund............................    101        125        112        242
INVESCO VIF - Equity Income Fund.........................    100        121        105        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................     98        116         96        208
Growth Portfolio.........................................     97        114         92        201
Worldwide Growth Portfolio...............................     98        115         94        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................    103        131        121        260
Lazard Retirement Small Cap Portfolio....................    103        131        121        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................     98        116         96        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................    101        125        111        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................     98        116         96        209
Partners Portfolio.......................................     99        118        101        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................    102        128        117        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................    103        129        119        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................    102        128        116        250
Worldwide Emerging Markets Fund..........................    106        138        134        285
Worldwide Hard Assets Fund...............................    102        128        117        251
Worldwide Real Estate Fund...............................     99        120        103        223

================================================================================

      Example 3 - If you do not surrender your Contract at the end of each time period:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................     $18        $56       $ 96       $208
Equity Portfolio.........................................      19         57         99        214
Fixed Income Portfolio...................................      18         54         93        203
Government Securities Portfolio..........................      18         54         93        203
Money Market Portfolio...................................      15         47         80        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................      18         57         98        212
Alger American Leveraged AllCap Portfolio................      20         62        107        230
Alger American MidCap Growth Portfolio...................      19         58        101        218
Alger American Small Capitalization Portfolio............      19         60        103        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................      18         54         93        203
VP International.........................................      26         78        134        285
VP Value.................................................      21         63        109        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................      21         63        109        234
Berger IPT--Growth and Income Fund.......................      21         63        109        234
Berger IPT--Small Company Growth Fund....................      22         68        116        250
Berger/BIAM IPT--International Fund......................      23         69        119        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........      19         57         99        214
Dreyfus Stock Index Fund.................................      13         41         71        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................      19         60        103        222
International Value Portfolio............................      23         72        123        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................      18         57         97        211
Federated International Equity Fund II...................      23         71        121        260
Federated Utility Fund II................................      20         61        105        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund.............................      21         65        112        242
INVESCO VIF--Equity Income Fund..........................      20         61        105        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................      18         56         96        208
Growth Portfolio.........................................      17         54         92        201
Worldwide Growth Portfolio...............................      18         55         94        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................      23         71        121        260
Lazard Retirement Small Cap Portfolio....................      23         71        121        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................      18         56         96        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................      21         65        111        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................      18         56         96        209
Partners Portfolio.......................................      19         58        101        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................      22         68        117        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................      23         69        119        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................      22         68        116        250
Worldwide Emerging Markets Fund..........................      26         78        134        285
Worldwide Hard Assets Fund...............................      22         68        117        251
Worldwide Real Estate Fund...............................      19         60        103        223

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

SINGLE PREMIUM PAYMENT CONTRACT

      You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

      Example 1 - If you surrender the Contract at the end of the time periods:

                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................    $ 88       $106       $126       $208
Equity Portfolio.........................................      89        107        129        214
Fixed Income Portfolio...................................      88        104        123        203
Government Securities Portfolio..........................      88        104        123        203
Money Market Portfolio...................................      85         97        110        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................      88        107        128        212
Alger American Leveraged AllCap Portfolio................      90        112        137        230
Alger American MidCap Growth Portfolio...................      89        108        131        218
Alger American Small Capitalization Portfolio............      89        110        133        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................      88        104        123        203
VP International.........................................      96        128        164        285
VP Value.................................................      91        113        139        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................      91        113        139        234
Berger IPT--Growth and Income Fund.......................      91        113        139        234
Berger IPT--Small Company Growth Fund....................      92        118        146        250
Berger/BIAM IPT--International Fund......................      93        119        149        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........      89        107        129        214
Dreyfus Stock Index Fund.................................      83         91        101        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................      89        110        133        222
International Value Portfolio............................      93        122        153        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................      88        107        127        211
Federated International Equity Fund II...................      93        121        151        260
Federated Utility Fund II................................      90        111        135        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund.............................      91        115        142        242
INVESCO VIF--Equity Income Fund..........................      90        111        135        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................      88        106        126        208
Growth Portfolio.........................................      87        104        122        201
Worldwide Growth Portfolio...............................      88        105        124        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................      93        121        151        260
Lazard Retirement Small Cap Portfolio....................      93        121        151        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................      88        106        126        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................      91        115        141        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................      88        106        126        209
Partners Portfolio.......................................      89        108        131        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................      92        118        147        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................      93        119        149        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................      92        118        146        250
Worldwide Emerging Markets Fund..........................      96        128        164        285
Worldwide Hard Assets Fund...............................      92        118        147        251
Worldwide Real Estate Fund...............................      89        110        133        223

================================================================================

      Example 2 - If you elect to annuitize your Contract:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................      $88       $106        $96       $208
Equity Portfolio.........................................       89        107         99        214
Fixed Income Portfolio...................................       88        104         93        203
Government Securities Portfolio..........................       88        104         93        203
Money Market Portfolio...................................       85         97         80        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................       88        107         98        212
Alger American Leveraged AllCap Portfolio................       90        112        107        230
Alger American MidCap Growth Portfolio...................       89        108        101        218
Alger American Small Capitalization Portfolio............       89        110        103        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................       88        104         93        203
VP International.........................................       96        128        134        285
VP Value.................................................       91        113        109        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................       91        113        109        234
Berger IPT--Growth and Income Fund.......................       91        113        109        234
Berger IPT--Small Company Growth Fund....................       92        118        116        250
Berger/BIAM IPT--International Fund......................       93        119        119        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........       89        107         99        214
Dreyfus Stock Index Fund.................................       83         91         71        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................       89        110        103        222
International Value Portfolio............................       93        122        123        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................       88        107         97        211
Federated International Equity Fund II...................       93        121        121        260
Federated Utility Fund II................................       90        111        105        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund.............................       91        115        112        242
INVESCO VIF--Equity Income Fund..........................       90        111        105        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................       88        106         96        208
Growth Portfolio.........................................       87        104         92        201
Worldwide Growth Portfolio...............................       88        105         94        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................       93        121        121        260
Lazard Retirement Small Cap Portfolio....................       93        121        121        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................       88        106         96        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................       91        115        111        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................       88        106         96        209
Partners Portfolio.......................................       89        108        101        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................       92        118        117        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................       93        119        119        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................       92        118        116        250
Worldwide Emerging Markets Fund..........................       96        128        134        285
Worldwide Hard Assets Fund...............................       92        118        117        251
Worldwide Real Estate Fund...............................       89        110        103        223

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

SINGLE PREMIUM PAYMENT CONTRACT - Continued

      Example 3 - If you do not surrender your Contract at the end of each time period:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio.......................................      $18       $ 56       $ 96       $208
Equity Portfolio.........................................       19         57         99        214
Fixed Income Portfolio...................................       18         54         93        203
Government Securities Portfolio..........................       18         54         93        203
Money Market Portfolio...................................       15         47         80        176

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..........................       18         57         98        212
Alger American Leveraged AllCap Portfolio................       20         62        107        230
Alger American MidCap Growth Portfolio...................       19         58        101        218
Alger American Small Capitalization Portfolio............       19         60        103        223

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth.....................................       18         54         93        203
VP International.........................................       26         78        134        285
VP Value.................................................       21         63        109        234

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.....................................       21         63        109        234
Berger IPT--Growth and Income Fund.......................       21         63        109        234
Berger IPT--Small Company Growth Fund....................       22         68        116        250
Berger/BIAM IPT--International Fund......................       23         69        119        255

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........       19         57         99        214

DREYFUS STOCK INDEX FUND.................................       13         41         71        155

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio..............................       19         60        103        222
International Value Portfolio............................       23         72        123        264

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II.......................       18         57         97        211
Federated International Equity Fund II...................       23         71        121        260
Federated Utility Fund II................................       20         61        105        227

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund.............................       21         65        112        242
INVESCO VIF--Equity Income Fund..........................       20         61        105        227

JANUS ASPEN SERIES
Aggressive Growth Portfolio..............................       18         56         96        208
Growth Portfolio.........................................       17         54         92        201
Worldwide Growth Portfolio...............................       18         55         94        205

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.......................       23         71        121        260
Lazard Retirement Small Cap Portfolio....................       23         71        121        260

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..............................       18         56         96        209

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio..............................       21         65        111        239

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..........................       18         56         96        209
Partners Portfolio.......................................       19         58        101        218

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II......................................       22         68        117        251

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II............................       23         69        119        255

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund......................................       22         68        116        250
Worldwide Emerging Markets Fund..........................       26         78        134        285
Worldwide Hard Assets Fund...............................       22         68        117        251
Worldwide Real Estate Fund...............................       19         60        103        223

  There is an Accumulation Unit value history (Condensed Financial Information)
                           contained in the Appendix.

================================================================================

Conseco Variable, The Variable Account and Investment Options

Conseco Variable

      Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly owned financial services organization headquartered in Carmel, Indiana. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

Contract Owner Inquiries

      You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

Financial Statements

      The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

The Variable Account

      The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

      At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity sub-account, Fixed Income sub-account and Money Market sub-account of restructured Variable Account, respectively.

      The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

      Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Conseco Variable may issue.

      The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds.

      Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed,

      (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

      (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

      (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account; and

      (d) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.

Investment Options

      The Contract offers 40 Variable Account Investment Options which are listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

      Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

      Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

   You should read the prospectus for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract.

Conseco Series Trust

      Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc. The following portfolios are available under the Contract:

      Balanced Portfolio (formerly, Asset Allocation Portfolio)
      Equity Portfolio (formerly, Common Stock Portfolio)
      Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
      Government Securities Portfolio
      Money Market Portfolio

The Alger American Fund

      The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

      Alger American Growth Portfolio
      Alger American Leveraged AllCap Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.

      American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

      VP Income & Growth
      VP International
      VP Value (long-term capital growth with income as a secondary objective)

Berger Institutional Products Trust

      Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the Berger/BIAM IPT--International Fund. The following portfolios are available under the Contract:

================================================================================

      Berger IPT--100 Fund (long-term capital appreciation)
      Berger IPT--Growth and Income Fund
      Berger IPT--Small Company Growth Fund
      Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

      The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

Dreyfus Stock Index Fund

      The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

Dreyfus Variable Investment Fund

      The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

      Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index) International Value Portfolio

Federated Insurance Series

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the sub-adviser of the Federated International Equity Fund II. The following portfolios are available under the Contract:

      Federated High Income Bond Fund II
      Federated International Equity Fund II
      Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.

      INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:

      INVESCO VIF--High Yield Fund (seeks high level of current income)
      INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio) (seeks high current income with growth of capital as a secondary goal)

Janus Aspen Series

      The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:

      Aggressive Growth Portfolio
      Growth Portfolio
      Worldwide Growth Portfolio

Lazard Retirement Series, Inc.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:

      Lazard Retirement Equity Portfolio
      Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.

      Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the Contract:

      Growth and Income Portfolio

Mitchell Hutchins Series Trust

      Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:

      Growth and Income Portfolio

Neuberger Berman Advisers Management Trust

      Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:

      Limited Maturity Bond Portfolio
      Partners Portfolio (capital growth)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Strong Opportunity Fund II, Inc.

      Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the Contract:

      Opportunity Fund II (capital growth)

Strong Variable Insurance Funds, Inc.

      Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

      Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

Van Eck Worldwide Insurance Trust

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

      Worldwide Bond Fund
      Worldwide Emerging Markets Fund
      Worldwide Hard Assets Fund
      Worldwide Real Estate Fund

Voting Rights

      Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

Fixed Account

      The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

      1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;

      2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;

      3. You may not make transfers from the Fixed Account once Annuity Payments begin.

      The mortality and expense risk charge does not apply to values allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS

      The Contracts, like all deferred annuity Contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

      There are two types of Contracts described in this prospectus:

      (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

      (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

================================================================================

Accumulation Provisions

Purchase Payments

      The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. Purchase Payments in excess of $500,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

      The single Purchase Payment Contracts require a minimum Purchase Payment of $10,000 with additional Contracts in amounts of not less than $5,000.

      You can make Purchase Payments to Conseco Variable at its Administrative Office. Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

      (c)   a combination of both.

      You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

      Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

      If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

      We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

Accumulation Unit Values

      Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

      1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

      2.    subtracting the daily amount of the mortality and expense risk fee.

      The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Account will equal or exceed the Purchase Payments you have made.

      We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

Transfers

      During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any 30-day period. You can only make one transfer from the Fixed Account in any 6 month period of no more than 20% of the Fixed Account value. You can make transfers between sub- accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

How You Can Make Transfers

      Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers on forms we provide. By authorizing Conseco Variable to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following telephone instructions which it reasonably believes to be genuine.

      Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Dollar Cost Averaging

      Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

Rebalancing

      Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.

Sweeps

      Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

Withdrawals

      The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Account under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

      For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options.

================================================================================

      Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

      We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

      (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

Restrictions Under Optional Retirement Programs

      If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law,

      (2)   retirement, or

      (3)   death.

      Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

      (1)   when you attain age 59 1/2,

      (2)   when you separate from service,

      (3)   when you die,

      (4) when you become disabled (within the meaning of Section 72(m)(7) of the Code),

      (5)   in the case of hardship, or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Systematic Withdrawal Plan

      Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge"). If you are participating in this program and make a withdrawal subject to a withdrawal charge, the SWP will terminate automatically and may be reinstated only on or after we receive a written request.

      SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.

      Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

Charges and Deductions

Withdrawal Charge

      If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value with out payment of a withdrawal charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% the Contract Value without payment of a withdrawal charge, but you may not make more than one free withdrawal in any calendar year. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a withdrawal charge.

      Conseco Variable will calculate the deduction for withdrawal charges on the amount withdrawn in excess of the 10% when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of the total current accumulation. For the second or subsequent withdrawals in a Contract year, we will calculate the withdrawal charge on the total amount of each withdrawal.

      We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable withdrawal charge if the number of years under an annuity option for a guaranteed period selected is less than five.

      The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. In no event, however, will the cumulative deductions exceed 8.5% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Contract Value.

      The withdrawal charges are:

                           Flexible Purchase     Single Purchase
Contract Year              Payment Contract     Payment Contract
--------------------------------------------------------------------------------
     1............                8%                   7%
     2............                7%                   6%
     3............                6%                   5%
     4............                5%                   4%
     5............                4%                   3%
     6............                3%                   0%
     7............                2%                   0%
     8............                1%                   0%
     Thereafter ..                0%                   0%

Examples:

      (1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Account during the third Contract year:

    Value of
  Contract or
   Individual
     Account     Single
     (Amount     Premium       Withdrawal      Administrative   Redemption
    Redeemed)    Payment         Charge        Fee Deduction*    Payment
--------------------------------------------------------------------------------
    $11,800      $10,000  $540 (5% x $10,800)       $25          $11,235

*Applicable to full withdrawals only.

      (2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Account during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

================================================================================

      AMOUNT          AMOUNT        WITHDRAWAL        REDEMPTION
     REQUESTED       REDEEMED         CHARGE            PAYMENT
--------------------------------------------------------------------------------

     $1,000.00       $1,052.63      $52.63 (5%)        $1,000.00

      In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

      If the cost of selling the Contracts is greater than the withdrawal charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

      During the Accumulation Period, Conseco Variable deducts an annual contract fee on each July 2 from the Individual Account value. If you fully surrender your Individual Account prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. However, in no event will the amount of such fee exceed 2% of the surrender value of the Individual Account when it is fully surrendered. Conseco Variable also assesses this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

      Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

Mortality And Expense Risk Charge

      Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

      Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.

      Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.

      Expense Guarantee Agreement. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Accordingly,

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Conseco Variable will reimburse the appropriate sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

   The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

Premium Taxes

      We may deduct any premium tax due from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

Fund Expenses

      There are deductions from and expenses paid out of the assets of the Funds, which are described in the attached Fund prospectuses.

Other Charges

      Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

      Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

Death Benefits

      In the event the Owner, a Co-Owner, a Joint Owner or the Annuitant dies before Annuity Payments commence, Conseco Variable will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract. We will determine the Contract Value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office.

      Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners or Co-Owners, distribution will occur when the first Owner dies.

      If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

      In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

================================================================================

The Annuity Period-Settlement Provisions

Electing the Annuity Period and Form of Annuity

      You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Conseco Variable. If you do not make such elections, we will make payments automatically beginning on the first day of the month or, with respect to the flexible Purchase Payment Contracts, coinciding with the Annuitant's reaching age 65 under a lifetime annuity with 120 monthly payments certain. The value of your Individual Account will be based upon the value in the sub-accounts of the Variable Account to provide variable Annuity Payments.

      You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Account is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

      You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

      See "Federal Tax Status" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options:

      First Option - Life Annuity. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

      Second Option - Life Annuity with 120, 180 or 240 Monthly Payments Guaranteed. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. For the single Purchase Payment Contract, if no beneficiary is designated, Conseco Variable will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

      Third Option - Deferred Income (Flexible Purchase Payment Contracts Only). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

      Fourth Option - Joint and Last Survivor Life Annuity. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 662/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

and are not concerned with providing for beneficiaries at the death of the last to survive.

      Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

      Fifth Option - Payments for a Designated Period. Under this option, we make payments for the number of years selected, which may be from one through
30. However, any applicable withdrawal charges will be made if the number of years selected is less than five. If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

      To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

      (1) be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 4) described above, provided that the value is at least $5,000.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

      Sixth Option - Payments of a Designated Dollar Amount. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Account value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

      If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

      Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

      The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

Transfers During The Annuity Period

      You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

      Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or termi-

================================================================================

nate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During The Annuity Period

      If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Other Contract Provisions

      TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made, unless a larger refund is required by state law.

      Ownership. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

      The Contract may not be assigned if it is used in a qualified retirement plan. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

      Assigning a Contract or changing the ownership of a Contract may be a taxable event.

Federal Tax Status

      NOTE: Conseco Variable has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Conseco Variable has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts In General

      Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

      Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

      You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs --either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

      When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

      If you purchase the Contract as an individual and not under any specially sponsored program, your Contract is referred to as a non-qualified Contract.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

      If you purchase the Contract under a specially sponsored program, your Contract is referred to as a qualified Contract.

Withdrawals - Non-Qualified Contracts

      If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

      The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      (1)   paid on or after you reach age 59 1/2;

      (2)   paid after you die;

      (3) paid if you become totally disabled (as that term is defined in the Code);

      (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      (5)   paid under an immediate annuity; or

      (6) which are allocable to Purchase Payments made prior to August 14, 1982.

      The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

Withdrawals - Qualified Contracts

      If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified Contracts. The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      (1)   paid on or after you reach age 59 1/2;

      (2)   paid after you die;

      (3) paid if you become totally disabled (as that term is defined in Code);

      (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      (5)   paid to you after you have attained age 55 and left your employment;

      (6) paid for certain allowable medical expenses (as defined in the Code);

      (7)   paid pursuant to a qualified domestic relations order.

      We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

      The Code limits the withdrawal of amounts attributable to Purchase Payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

      (1)   reaches age 59 1/2;

      (2)   leaves his or her job;

      (3)   dies;

      (4)   becomes disabled (as that term is defined in the Code);

      (5)   in the case of hardship; or

      (6) pursuant to a qualified domestic relations order, if otherwise permitted.

      However, in the case of hardship, the owner can only withdraw the Purchase Payments and not any earnings.

Diversification

      The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

Investor Control

      Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfo-

================================================================================

lios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

      Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

General Matters

      PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

      YEAR 2000. Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system failures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.

      Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed.

      Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:

      (i) an audit and assessment phase, designed to identify year-2000 issues;

      (ii)  a modification phase, designed to correct year-2000 issues; and

      (iii) a testing phase, designed to test the modifications after they have been installed.

      We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.

      The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the total expense of our year-2000 projects are not material to Conseco Variable's financial position.

      The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, business and other third parties

      (i)   that provide services, utilities or data to Conseco Variable;

      (ii)  that receive services or data from Conseco Variable; or

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

      (iii) whose financial condition or operating capability is important to Conseco Variable.

      We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variable annuity contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

      We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available.

      The failure to correct a material year-2000 problem could result in an interruption in, or failure of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

      DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

================================================================================

Table of Contents of the Statement of Additional Information

      General Information and History
      Independent Accountants
      Distribution
      Voting Rights
      Calculation of Yield Quotations
      Calculation of Total Return Quotations
      Other Performance Data
      Federal Tax Status
      Annuity Provisions
      Financial Statements

 ................................................................................
                             (cut along dotted line)

  If you would like a free copy of the Statement of Additional Information for this prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

      Gentlemen:

      Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C at the following address:

      Name:_____________________________________________________________________

      Mailing Address:__________________________________________________________

      __________________________________________________________________________
                                   Sincerely,

      __________________________________________________________________________
                                   (Signature)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Appendix

Condensed Financial Information

The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                                  1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (c)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $2.030      $1.740      $1.370      $1.052      $1.068
Accumulation unit value at end of period....................      $2.219      $2.030      $1.740      $1.370      $1.052
Percentage change in accumulation unit value................        9.27%      16.68%      27.01%      30.19%      (1.51)%
Number of accumulation units outstanding at end of period...   7,300,114   6,907,154   5,801,102   5,007,682   3,888,125
------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............     $21.148     $17.933     $12.448      $9.191      $9.069
Accumulation unit value at end of period....................     $24.295     $21.148     $17.933     $12.448      $9.191
Percentage change in accumulation unit value................       14.88%      17.93%      44.06%      35.44%       1.35%
Number of accumulation units outstanding at end of period...   7,294,849   8,714,598   8,464,009   7,950,068   7,356,167
------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............     $16.740     $14.195      $9.854      $7.275      $7.179
Accumulation unit value at end of period....................     $19.232     $16.740     $14.195      $9.854      $7.275
Percentage change in accumulation unit value................       14.88%      17.93%      44.06%      35.44%       1.35%
Number of accumulation units outstanding at end of period...     223,506     274,648     283,828     286,775     271,457
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $5.445      $4.990      $4.790      $4.080      $4.224
Accumulation unit value at end of period....................      $5.738      $5.445      $4.990      $4.790      $4.080
Percentage change in accumulation unit value................        5.39%       9.11%       4.19%      17.38%      (3.41)%
Number of accumulation units outstanding at end of period...   2,455,411   2,784,065   2,973,412   3,072,607   2,961,739
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $5.232      $4.795      $4.602      $3.921      $4.059
Accumulation unit value at end of period ...................      $5.514      $5.232      $4.795      $4.602      $3.921
Percentage change in accumulation unit value................        5.39%       9.11%       4.19%      17.38%      (3.41)%
Number of accumulation units outstanding at end of period ..      93,115     125,557     136,642     179,684     197,847
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.261      $1.176      $1.156      $0.995      $1.034
Accumulation unit value at end of period ...................      $1.336      $1.261      $1.176      $1.156      $0.995
Percentage change in accumulation unit value................        6.01%       7.19%       1.72%      16.18%      (3.79)%
Number of accumulation units outstanding at end of period ..     702,665     485,631     365,164     422,359     335,451
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $2.708      $2.598      $2.496      $2.387      $2.321
Accumulation unit value at end of period....................      $2.821      $2.708      $2.598      $2.496      $2.387
Percentage change in accumulation unit value................        4.18%       4.22%       4.10%       4.57%       2.85%
Number of accumulation units outstanding at end of period...   1,922,118   1,624,326   1,849,618   1,538,629   1,619,841
------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.204      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.765      $1.204         N/A         N/A         N/A
Percentage change in accumulation unit value................       46.60%      20.42%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     335,852     120,648         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (c)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.068         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        6.84%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...   2,257,426         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
EQUITY - QUALIFIED (a)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $8.492      $8.292      $5.827      $6.313      $4.804
Accumulation unit value at end of period....................      $9.069      $8.492      $8.292      $5.827      $6.313
Percentage change in accumulation unit value................        6.79%       2.41%      42.30%      (7.70)%     31.41%
Number of accumulation units outstanding at end of period...   6,310,119     499,342   4,667,263   4,275,235   4,188,009
------------------------------------------------------------------------------------------------------------------------
EQUITY - NON-QUALIFIED (a)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $6.722      $6.564      $4.612      $4.997      $3.803
Accumulation unit value at end of period....................      $7.179      $6.722      $6.564      $4.612      $4.997
Percentage change in accumulation unit value................        6.79%       2.41%      42.30%      (7.70)%     31.41%
Number of accumulation units outstanding at end of period...     252,573     191,299     152,332     125,393     105,484
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - QUALIFIED (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $3.768      $3.466      $2.899      $2.743      $2.405
Accumulation unit value at end of period....................      $4.224      $3.768      $3.466      $2.899      $2.743
Percentage change in accumulation unit value................       12.12%       8.70%      19.57%       5.66%      14.09%
Number of accumulation units outstanding at end of period...   3,003,770     490,084   2,145,672   1,998,622   2,083,583
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME - NON-QUALIFIED (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $3.620      $3.330      $2.785      $2.636      $2.310
Accumulation unit value at end of period ...................      $4.059      $3.620      $3.330      $2.785      $2.636
Percentage change in accumulation unit value................       12.12%       8.70%      19.57%       5.66%      14.09%
Number of accumulation units outstanding at end of period ..     185,569     123,618      98,273     118,597     140,928
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES (c)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.034         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        3.42         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     535,607         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET (b)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $2.280      $2.224      $2.120      $1.978      $1.830
Accumulation unit value at end of period....................      $2.321      $2.280      $2.224      $2.120      $1.978
Percentage change in accumulation unit value................        1.79%       2.52%       4.89%       7.22%       8.08%
Number of accumulation units outstanding at end of period...   1,465,429     790,486   1,762,019   1,798,156   1,869,049
------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............         N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................         N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................         N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..         N/A         N/A         N/A         N/A         N/A

================================================================================

Condensed Financial Information

                                                                  1998        1997        1996        1995         1994
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $1.855      $1.565      $1.411      $1.000         N/A
Accumulation unit value at end of period ...................      $2.898      $1.855      $1.565      $1.411         N/A
Percentage change in accumulation unit value................       56.26%      18.49%      10.92%      41.12%        N/A
Number of accumulation units outstanding at end of period...     479,432     388,810     332,180      48,284         N/A
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $1.199      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.547      $1.199         N/A         N/A         N/A
Percentage change in accumulation unit value................       29.00%      19.91%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      85,729      10,680         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............      $1.390      $1.260      $1.222      $1.000         N/A
Accumulation unit value at end of period ...................      $1.590      $1.390      $1.260      $1.222         N/A
Percentage change in accumulation unit value................       14.38%      10.28%       3.14%      22.18%        N/A
Number of accumulation units outstanding at end of period...   1,509,932   1,616,358   1,294,236     421,326         N/A
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.096      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.289      $1.096         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       17.58%       9.59%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     105,233          95         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.229      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.276      $1.229         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        3.77%      22.93%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...     111,175      19,126         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.085         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        8.48%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..      91,593         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.136      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.307      $1.136         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       15.13%      13.55%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     196,342      42,167         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.219      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.509      $1.219         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       23.79%      21.87%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     115,344      64,326         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.374      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.386      $1.374         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        0.85%      37.38%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..      83,064       1,949         N/A         N/A         N/A

                                                                   1993        1992        1991        1990        1989
------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION (d)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period .............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP INTERNATIONAL (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
VP VALUE (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH (f)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
BERGER IPT - GROWTH AND INCOME (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (e)
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Condensed Financial Information

                                                                   1998        1997        1996        1995         1994
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $0.972      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $1.118      $0.972         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       14.97%      -2.75%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..           0       3,085         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.796      $1.413      $1.178     $ 1.000         N/A
Accumulation unit value at end of period ...................      $2.301      $1.796      $1.413     $ 1.178         N/A
Percentage change in accumulation unit value ...............       28.09%      27.11%      20.01%      17.76%        N/A
Number of accumulation units outstanding at end of period ..     802,406     359,437     114,173      27,728         N/A
------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.853      $1.402      $1.160     $ 1.000         N/A
Accumulation unit value at end of period ...................      $2.352      $1.853      $1.402     $ 1.160         N/A
Percentage change in accumulation unit value ...............       26.94%      32.20%      20.79%      16.03%        N/A
Number of accumulation units outstanding at end of period ..   5,996,870   3,025,807   1,395,520     561,967         N/A
------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.364      $1.210      $1.070     $ 1.000         N/A
Accumulation unit value at end of period ...................      $1.387      $1.364      $1.210     $ 1.070         N/A
Percentage change in accumulation unit value ...............        1.68%      12.70%      13.17%       6.96%        N/A
Number of accumulation units outstanding at end of period ..     402,613     103,898      44,124       1,178         N/A
------------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.201      $1.102      $1.028     $ 1.000         N/A
Accumulation unit value at end of period ...................      $1.494      $1.201      $1.102     $ 1.028         N/A
Percentage change in accumulation unit value ...............       24.33%       8.99%       7.23%       2.80%        N/A
Number of accumulation units outstanding at end of period ..     153,805     117,785      70,090       9,399         N/A
------------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.558      $1.243      $1.125     $ 1.000         N/A
Accumulation unit value at end of period ...................      $1.758      $1.558      $1.243     $ 1.125         N/A
Percentage change in accumulation unit value ...............       12.82%      25.38%      10.45%      12.53%        N/A
Number of accumulation units outstanding at end of period ..     428,133     196,753     111,929      53,189         N/A
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.513      $1.357      $1.269      $1.000         N/A
Accumulation unit value at end of period....................      $2.011      $1.513      $1.357      $1.269         N/A
Percentage change in accumulation unit value................       32.92%      11.54%       6.87%      26.93%        N/A
Number of accumulation units outstanding at end of period...   1,484,765   1,145,154     881,491     398,348         N/A
------------------------------------------------------------------------------------------------------------------------
GROWTH (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.668      $1.372      $1.170      $1.000         N/A
Accumulation unit value at end of period....................      $2.240      $1.668      $1.372      $1.170         N/A
Percentage change in accumulation unit value................       34.31%      21.53%      17.27%      17.02%        N/A
Number of accumulation units outstanding at end of period ..   1,772,621   1,026,609     570,927     144,293         N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.876      $1.551      $1.214      $1.000         N/A
Accumulation unit value at end of period....................      $2.394      $1.876      $1.551      $1.214         N/A
Percentage change in accumulation unit value................       27.64%      20.94%      27.74%      21.40%        N/A
Number of accumulation units outstanding at end of period...   6,332,820   4,929,502   1,845,276     230,889         N/A

                                                                   1993        1992        1991        1990      1989
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
BERGER/BIAM IPT - INTERNATIONAL (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL EQUITY II (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
FEDERATED UTILITY II (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period ...................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value ...............        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
GROWTH (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period ..        N/A         N/A         N/A         N/A        N/A
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............        N/A         N/A         N/A         N/A        N/A
Accumulation unit value at end of period....................        N/A         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value................        N/A         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period...        N/A         N/A         N/A         N/A        N/A

================================================================================

Condensed Financial Information

                                                                  1998         1997         1996        1995        1994
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.046      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.081      $1.046         N/A         N/A         N/A
Percentage change in accumulation unit value................        3.35%       4.59%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...     225,717           0         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.243      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.283      $1.243         N/A         N/A         N/A
Percentage change in accumulation unit value................        3.17%      24.32%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...     336,371      60,137         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.233      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.386      $1.233         N/A         N/A         N/A
Percentage change in accumulation unit value................       12.41%      23.32%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      89,350       4,089         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.274      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.622      $1.274         N/A         N/A         N/A
Percentage change in accumulation unit value................       27.40%      27.35%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period...     145,329       3,989         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.050      $1.036      $1.021      $1.000         N/A
Accumulation unit value at end of period ...................      $1.172      $1.050      $1.036      $1.021         N/A
Percentage change in accumulation unit value ...............       11.63%       1.37%       1.50%       2.05%        N/A
Number of accumulation units outstanding at end of period ..      30,830      16,578      23,735       6,030         N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (e)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $0.808      $1.000         N/A         N/A         N/A
Accumulation unit value at end of period ...................      $0.527      $0.808         N/A         N/A         N/A
Percentage change in accumulation unit value ...............      -34.80%     -19.24%        N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..     177,924      99,333         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.228      $1.262      $1.080      $1.000         N/A
Accumulation unit value at end of period ...................      $0.840      $1.228      $1.262      $1.080         N/A
Percentage change in accumulation unit value ...............      -31.62%      -2.66%      16.88%       7.97%         N/A
Number of accumulation units outstanding at end of period ..     198,619    $280,960      49,773      27,240         N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       $1.00         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       0.854         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       14.60%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       2,276         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.075         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        7.48%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      18,002         N/A         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
PARTNERS (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
OPPORTUNITY FUND II (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH II (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE BOND (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (e)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS (d)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period ...................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value ...............       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period ..       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
DISCIPLINED STOCK (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  1999 Account C
                                                              Individual Annuity
================================================================================

Condensed Financial Information

                                                                   1998         1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $0.944         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        -5.58%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...           0         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $0.953         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        -4.69%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      22,719         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.032         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        3.20%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      34,697         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.058         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        5.81%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...           0         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $0.858         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................      -14.23%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       4,307         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $1.007         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................        0.73%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...      13,870         N/A         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............      $1.000         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................      $0.992         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        -0.75%        N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       5,287         N/A         N/A         N/A         N/A

                                                                  1993        1992        1991        1990        1989
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF - EQUITY INCOME (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
LAZARD RETIREMENT EQUITY (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
GROWTH AND INCOME (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value................       N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
GROWTH & INCOME (f)
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period..............       N/A         N/A         N/A         N/A         N/A
Accumulation unit value at end of period....................       N/A         N/A         N/A         N/A         N/A
Percentage change in accumulation unit value...............        N/A         N/A         N/A         N/A         N/A
Number of accumulation units outstanding at end of period...       N/A         N/A         N/A         N/A         N/A

(a) The unit value was $1.000 on the inception date of December 3, 1965.
(b) The unit value was $1.000 on the inception date of May 19, 1981.
(c) The unit value was $1.000 on the inception date of May 1, 1993.
(d) The unit value was $1.000 on the inception date of June 1, 1995.
(e) The unit value was $1.000 on the inception date of May 1, 1997.
(f) The unit value was $1.000 on the inception date of May 1, 1998.

--------------------------------------------------------------------------------

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                                              Conseco Variable Insurance Company

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                       CONSECO VARIABLE INSURANCE COMPANY
                             11815 N. Pennsylvania Street
                                         Carmel, IN 46032

                  (C)1999, Conseco Variable Insurance Company

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